CENTAUR MUTUAL FUNDS
TRUST

Copley Fund (the “Fund”)

Supplement dated December 5, 2022 to the Fund’s Prospectus dated September 21, 2022, as amended and supplemented.

This supplement updates certain information in the Prospectus (“Prospectus”) the Copley Fund. (the “Fund”), a series of Centaur Mutual Funds Trust, to reflect a change regarding contact information. This supplement overrides all other supplements previously filed. For more information or to obtain a copy of the Fund’s Prospectus or SAI, free of charge, please visit the Fund’s website at www.dcmmutualfunds.com or call the Fund toll free at 1-877-881-2751.

The Prospectus is supplemented as follows:

In the section entitled “Performance Information” on page 4 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Purchase and Sale of Fund Shares” on page 6 of Prospectus, the following replaces, in its entirety, both listed addresses.

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

In the section entitled “Purchase and Sale of Fund Shares” on page 6 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Bank Wire Purchases” on page 15 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Additional Investments” on page 15 of the Prospectus, the following replaces, in its entirety, the listed address.

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

In the section entitled “Additional Investments” on page 15 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Purchases In Kind” on page 15 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Retirement Plans” on page 16 of Prospectus, the following replaces, in its entirety, the listed telephone number.

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1-877-881-2751

In the section entitled “Shareholder Statements” on page 16 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Regular Mail Redemptions” on page 16 of the Prospectus, the following replaces, in its entirety, both listed addresses.

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

In the section entitled “Telephone, Bank Wire, and Online Redemptions” on page 17 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “Signature Guarantees” on page 19 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “By telephone” on page 24 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

In the section entitled “By mail” on page 24 of the Prospectus, the following replaces, in its entirety, both listed addresses.

c/o Ultimus Fund Solutions, LLC

4221 North 203rd Street, Suite 100

Elkhorn, NE 68022

In the section entitled “QUESTIONS?” on page 26 of Prospectus, the following replaces, in its entirety, the listed telephone number.

1-877-881-2751

Shareholders should retain this
Supplement for future reference.

Investors Should Retain this Supplement for Future Reference

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